Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Subscription receivables	(Accumulated losses)/ retained earnings	Accumulated other comprehensive income	Total
Beginning balance at Dec. 31, 2023	$ 1,000	$ 244,463		$ 1,620,331	$ 131,100	$ 1,996,894
Beginning balance (in Shares) at Dec. 31, 2023	20,000,000
Net income (loss)				381,153		381,153
Foreign currency translation adjustment					2,248	2,248
Ending balance at Jun. 30, 2024	$ 1,000	244,463		2,001,484	133,348	2,380,295
Ending balance (in Shares) at Jun. 30, 2024	20,000,000
Beginning balance at Dec. 31, 2024	$ 1,063	3,583,983		1,188,787	138,918	4,912,751
Beginning balance (in Shares) at Dec. 31, 2024	21,265,000
Net income (loss)				(2,965,109)		(2,965,109)
Proceeds from private placement	$ 1,250	9,105,568				9,106,818
Proceeds from private placement (in Shares)	25,000,000
Share awards	$ 250	879,750	352,000			1,232,000
Share awards (in Shares)	5,000,000
Foreign currency translation adjustment					(974)	(974)
Ending balance at Jun. 30, 2025	$ 2,563	$ 13,569,301	$ 352,000	$ (1,776,322)	$ 137,944	$ 12,285,486
Ending balance (in Shares) at Jun. 30, 2025	51,265,000